Investment Objectives and Goals - AB GLOBAL RISK ALLOCATION FUND, INC.	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Global Risk Allocation Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is total return consistent with reasonable risks through a combination of income and long-term growth of capital.